Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)

14. Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income (loss) were as follows:

	Foreign Currency Translation Adjustment	Unrealized Gain (Loss) from Invested Customer Trust Funds	Pension Liability Adjustment	Total
Balance as of December 31, 2016	$(199.7)	$4.7	$(156.3)	$(351.3)
Other comprehensive income (loss) before income taxes and reclassifications	40.2	(17.3)	3.7	26.6
Income tax benefit	—	3.6	—	3.6
Reclassifications to earnings	—	—	10.1	10.1
Other comprehensive income (loss) attributable to Ceridian	40.2	(13.7)	13.8	40.3
Balance as of December 31, 2017	(159.5)	(9.0)	(142.5)	(311.0)
Other comprehensive loss before income taxes and reclassifications	(48.7)	(10.5)	(19.3)	(78.5)
Income tax benefit	—	1.2	—	1.2
Reclassifications to earnings	—	—	11.7	11.7
Other comprehensive (loss) income attributable to Ceridian	(48.7)	(9.3)	(7.6)	(65.6)
LifeWorks Disposition	0.7	—	—	0.7
Balance as of December 31, 2018	$(207.5)	$(18.3)	$(150.1)	$(375.9)